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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2013

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND (fka Bond Fund)
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2013

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.4%
Bond Funds - 60.2%
DoubleLine Total Return Bond Fund Class I	1,673,090	$18,972,846
Franklin Floating Rate Daily Access Fund Advisor Class	1,868,979	17,194,611
Madison Core Bond Fund Class Y (A)	1,753,846	18,380,310
Madison High Income Fund Class Y (A)	1,330,375	9,099,764
Madison Investment Grade Corporate Bond Fund (A)	1,277,935	14,798,484
Madison Mosaic Institutional Bond Fund (A)	1,648,246	18,427,389
Metropolitan West Total Return Bond Fund Class I	2,079,892	22,712,425
PIMCO Investment Grade Corporate Bond Fund Institutional Class	660,668	7,359,844
PIMCO Total Return Fund Institutional Class	1,875,077	21,075,867

		148,021,540
Foreign Bond Funds - 7.5%
TCW Emerging Markets Income Fund Class I	1,058,901	9,752,479
Templeton Global Bond Fund Advisor Class	651,820	8,734,393

		18,486,872
Foreign Stock Funds - 4.1%
Madison International Stock Fund Class Y (A)	545,564	6,421,286
Vanguard FTSE All-World ex-US ETF	79,189	3,671,202

		10,092,488
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund	2,658,898	2,658,898

Stock Funds - 26.5%
iShares Russell Midcap Index Fund ETF	48,339	6,153,071
iShares S&P 100 Index Fund ETF	70,188	4,945,446
Madison Equity Income Fund Class Y (A)	651,668	6,392,865
Madison Large Cap Growth Fund Class Y (A)	360,526	6,752,649
Madison Large Cap Value Fund Class Y (A)	1,118,588	17,092,029
Madison Mosaic Disciplined Equity Fund (A)	1,200,081	17,701,197
Vanguard Dividend Appreciation ETF	92,017	6,045,517

		65,082,774

TOTAL INVESTMENTS - 99.4% ( Cost $225,164,682 )		244,342,572
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,422,121

TOTAL NET ASSETS - 100.0%		$245,764,693

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 36.8%
DoubleLine Total Return Bond Fund Class I	2,317,434	$26,279,704
Franklin Floating Rate Daily Access Fund Advisor Class	2,544,814	23,412,291
Madison Core Bond Fund Class Y (A)	2,243,955	23,516,648
Madison High Income Fund Class Y (A)	1,420,985	9,719,540
Madison Mosaic Institutional Bond Fund (A)	1,429,440	15,981,140
Metropolitan West Total Return Bond Fund Class I	3,195,555	34,895,463
PIMCO Investment Grade Corporate Bond Fund Institutional Class	1,492,324	16,624,493

		150,429,279
Foreign Bond Funds - 3.4%
TCW Emerging Markets Income Fund Class I	1,517,190	13,973,319

Foreign Stock Funds - 9.3%
Madison International Stock Fund Class Y (A)	708,463	8,338,606
Market Vectors Agribusiness ETF	33,978	1,839,909
Matthews Asian Growth and Income Fund Institutional Shares	315,617	6,132,439
NorthRoad International Fund Class Y (A)	1,300,894	14,205,758
Vanguard FTSE All-World ex-U.S. ETF	87,673	4,064,520
WisdomTree Japan Hedged Equity Fund ETF	79,768	3,444,382

		38,025,614
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	4,002,640	4,002,640

Stock Funds - 49.1%
iShares Core S&P Mid-Cap ETF	84,430	9,715,360
iShares S&P 100 Index Fund ETF	205,572	14,484,603
Madison Equity Income Fund Class Y (A)	901,490	8,843,619
Madison Large Cap Growth Fund Class Y (A)	1,430,378	26,790,983
Madison Large Cap Value Fund Class Y (A)	2,356,806	36,011,993
Madison Mid Cap Fund Class Y (A) *	2,143,375	18,647,358
Madison Mosaic Disciplined Equity Fund (A)	2,262,740	33,375,422
Madison Small Cap Fund Class Y (A)	436,818	5,709,215
Schwab Fundamental U.S. Large Company Index Fund	3,056,121	37,009,626
Vanguard Health Care ETF	54,251	4,496,323
Vanguard Information Technology ETF	72,602	5,292,686

		200,377,188

TOTAL INVESTMENTS - 99.6% ( Cost $352,338,258 )		406,808,040
NET OTHER ASSETS AND LIABILITIES - 0.4%		1,501,839

TOTAL NET ASSETS - 100.0%		$408,309,879

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 13.2%
Madison High Income Fund Class Y (A)	106,529	$728,657
Metropolitan West Total Return Bond Fund Class I	1,362,890	14,882,760
PIMCO Investment Grade Corporate Bond Fund Institutional Class	433,008	4,823,715

		20,435,132
Foreign Bond Funds - 1.0%
TCW Emerging Markets Income Fund Class I	166,888	1,537,040

Foreign Stock Funds - 14.4%
Madison International Stock Fund Class Y (A)	278,824	3,281,754
Market Vectors Agribusiness ETF	24,856	1,345,952
Market Vectors Gold Miners ETF	15,676	593,337
Matthews Asian Growth and Income Fund Institutional Shares	198,903	3,864,694
NorthRoad International Fund Class Y (A)	452,271	4,938,797
Vanguard FTSE All-World ex-U.S. ETF	132,681	6,151,091
WisdomTree Japan Hedged Equity Fund ETF	46,025	1,987,360

		22,162,985
Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund	2,986,396	2,986,396

Stock Funds - 69.4%
iShares Core S&P Mid-Cap ETF	31,922	3,673,264
iShares S&P 100 Index Fund ETF	110,620	7,794,285
Madison Equity Income Fund Class Y (A)	75,573	741,373
Madison Large Cap Growth Fund Class Y (A)	596,936	11,180,614
Madison Large Cap Value Fund Class Y (A)	1,180,844	18,043,296
Madison Mid Cap Fund Class Y (A) *	1,544,805	13,439,803
Madison Mosaic Disciplined Equity Fund (A)	1,307,532	19,286,099
Madison Small Cap Fund Class Y (A)	239,662	3,132,378
Schwab Fundamental U.S. Large Company Index Fund	1,810,342	21,923,243
Vanguard Health Care ETF	37,740	3,127,891
Vanguard Information Technology ETF	67,139	4,894,433

		107,236,679

TOTAL INVESTMENTS - 99.9% ( Cost $128,050,504 )		154,358,232
NET OTHER ASSETS AND LIABILITIES - 0.1%		105,903

TOTAL NET ASSETS - 100.0%		$154,464,135

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 77.9%
Fannie Mae - 18.7%
0.102%, 4/3/13 (A)	$850,000	$849,995
3.250%, 4/9/13	302,000	302,215
0.091%, 4/24/13 (A)	1,650,000	1,649,905
0.106%, 5/8/13 (A)	1,950,000	1,949,795
0.132%, 5/22/13 (A)	500,000	499,908
0.140%, 5/29/13 (A)	1,550,000	1,549,659
0.127%, 6/5/13 (A)	1,700,000	1,699,616
0.101%, 6/19/13 (A)	250,000	249,945
0.096%, 6/26/13 (A)	350,000	349,921

		9,100,959
Federal Farm Credit Bank - 1.9%
1.375%, 6/25/13	900,000	902,551

Federal Home Loan Bank - 27.0%
0.092%, 4/5/13 (A)	350,000	349,997
0.122%, 4/12/13 (A)	1,000,000	999,963
0.112%, 4/17/13 (A)	375,000	374,984
0.109%, 4/24/13 (A)	400,000	399,978
0.099%, 4/26/13 (A)	2,200,000	2,199,851
0.091%, 5/1/13 (A)	1,400,000	1,399,895
0.112%, 5/3/13 (A)	300,000	299,971
0.130%, 5/8/13 (A)	400,000	399,942
0.130%, 5/8/13 (A)	300,000	299,968
0.142%, 5/10/13 (A)	1,000,000	999,848
0.250%, 5/15/13	200,000	200,036
0.142%, 5/17/13 (A)	750,000	749,866
0.061%, 5/20/13 (A)	1,250,000	1,249,898
0.142%, 5/24/13 (A)	800,000	799,835
0.350%, 5/30/13	600,000	600,201
0.096%, 6/12/13 (A)	400,000	399,924
0.132%, 6/14/13 (A)	600,000	599,840
3.875%, 6/14/13	400,000	402,994
0.112%, 7/5/13 (A)	450,000	449,869

		13,176,860
Freddie Mac - 22.4%
0.121%, 4/1/13	1,550,000	1,550,000
0.082%, 4/8/13 (A)	200,000	199,997
1.720%, 4/11/13	400,000	400,173
1.625%, 4/15/13	618,000	618,360
0.106%, 4/16/13 (A)	150,000	149,994
0.800%, 4/19/13	1,325,000	1,325,456
0.091%, 4/29/13 (A)	600,000	599,958
0.132%, 5/6/13 (A)	1,500,000	1,499,810
0.131%, 5/13/13 (A)	2,000,000	1,999,700
0.101%, 5/21/13 (A)	1,450,000	1,449,799
0.109%, 6/10/13 (A)	550,000	549,898
4.000%, 6/12/13	550,000	554,132

		10,897,277
U.S. Treasury Notes - 7.9%
0.625%, 4/30/13	300,000	300,134
3.500%, 5/31/13	550,000	553,070
0.375%, 6/30/13	3,000,000	3,002,078

		3,855,282

Total U.S. Government and Agency Obligations ( Cost $37,932,929 )		37,932,929
SHORT-TERM INVESTMENTS - 18.1%
Energy - 0.2%
ConocoPhillips Australia Funding Co., 5.5%, 4/15/13	100,000	100,202

Financials - 10.5%
Bank of New York Mellon Corp./The, 4.5%, 4/1/13	1,322,000	1,322,000
Berkshire Hathaway Finance Corp., 4.6%, 5/15/13	960,000	965,090
John Deere Capital Corp., 4.5%, 4/3/13	225,000	225,052
JPMorgan Chase & Co., 4.75%, 5/1/13	1,620,000	1,626,062
Wachovia Corp., 5.5%, 5/1/13	1,000,000	1,004,289

		5,142,493
Industrials - 3.1%
General Electric Capital Corp. (A), 0.142%, 4/29/13	1,500,000	1,499,837

Information Technology - 4.3%
Oracle Corp., 4.95%, 4/15/13	2,084,000	2,087,753

Total Short-Term Investments ( Cost $8,830,285 )		8,830,285
	Shares
INVESTMENT COMPANIES - 3.0%
State Street Institutional U.S. Government Money Market Fund	1,453,639	1,453,639

Total Investment Companies ( Cost $1,453,639 )		1,453,639

TOTAL INVESTMENTS - 99.0% ( Cost $48,216,853 )		48,216,853
NET OTHER ASSETS AND LIABILITIES - 1.0%		501,944

TOTAL NET ASSETS - 100.0%		$48,718,797

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Core Bond Fund (fka Bond Fund) Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 0.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$660,754
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	2,310,521	2,320,429

Total Asset Backed Securities ( Cost $2,983,120 )		2,981,183
CORPORATE NOTES AND BONDS - 27.2%
Consumer Discretionary - 2.6%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	2,500,000	3,428,607
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,202,700
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	4,400,000	5,382,639

		10,013,946
Consumer Staples - 0.8%
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	3,170,000	3,184,522

Energy - 2.7%
Hess Corp., 7.875%, 10/1/29	2,460,000	3,173,181
Transocean Inc., 6%, 3/15/18	1,400,000	1,585,644
Transocean Inc., 7.5%, 4/15/31	2,310,000	2,774,645
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,958,101

		10,491,571
Financials - 2.6%
American Express Credit Corp., 2.375%, 3/24/17	1,080,000	1,129,328
HCP Inc., 6.7%, 1/30/18	2,725,000	3,307,692
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17	3,135,000	314
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,231,815
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,250,000	1,601,008
UBS AG (F), 5.75%, 4/25/18	366,000	433,586
US Bank NA, 6.3%, 2/4/14	2,000,000	2,097,414

		9,801,157
Health Care - 4.5%
Eli Lilly & Co., 6.57%, 1/1/16	2,600,000	2,988,427
Genentech Inc., 5.25%, 7/15/35	1,740,000	2,035,993
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	3,960,000	5,026,551
Quest Diagnostics Inc., 5.45%, 11/1/15	3,500,000	3,857,987
Wyeth LLC, 6.5%, 2/1/34	2,370,000	3,177,499

		17,086,457
Industrials - 4.9%
Boeing Co./The, 8.625%, 11/15/31	760,000	1,142,258
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,883,695
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,925,000	3,889,051
General Electric Capital Corp., 3.35%, 10/17/16	3,200,000	3,436,054
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,738,873
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,547,741
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,965,860
Waste Management Inc., 7.125%, 12/15/17	2,465,000	3,018,361

		18,621,893
Information Technology - 0.7%
Cisco Systems Inc., 5.5%, 2/22/16	2,400,000	2,727,518

Materials - 1.7%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,801,779
Weyerhaeuser Co., 7.375%, 3/15/32	3,000,000	3,797,244

		6,599,023
Telecommunication Services - 2.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	3,080,000	4,667,358
Rogers Communications Inc. (F), 6.25%, 6/15/13	3,000,000	3,033,300

		7,700,658
Utilities - 4.7%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	3,445,000	4,225,954
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,884,955
Sierra Pacific Power Co., Series M, 6%, 5/15/16	3,250,000	3,750,201
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	2,165,000	2,451,670
Wisconsin Electric Power Co., 6.5%, 6/1/28	3,000,000	3,803,241

		18,116,021

Total Corporate Notes and Bonds ( Cost $92,982,122 )		104,342,766

MORTGAGE BACKED SECURITIES - 15.6%
Fannie Mae - 12.4%
4%, 4/1/15 Pool # 255719	307,362	328,957
5.5%, 4/1/16 Pool # 745444	593,392	636,472
6%, 5/1/16 Pool # 582558	31,036	32,888
5.5%, 9/1/17 Pool # 657335	78,767	84,664
5.5%, 2/1/18 Pool # 673194	306,584	329,575
5%, 5/1/20 Pool # 813965	1,117,941	1,216,930
4.5%, 9/1/20 Pool # 835465	836,203	901,234
6%, 5/1/21 Pool # 253847	130,739	144,073
7%, 12/1/29 Pool # 762813	103,640	120,529
7%, 11/1/31 Pool # 607515	64,111	76,436
6.5%, 3/1/32 Pool # 631377	153,077	173,123
7%, 5/1/32 Pool # 644591	83,101	99,077
6.5%, 6/1/32 Pool # 545691	1,026,167	1,177,310
5.5%, 4/1/33 Pool # 690206	1,347,280	1,483,426
5%, 10/1/33 Pool # 254903	1,791,275	1,951,856
5.5%, 11/1/33 Pool # 555880	1,481,972	1,631,729
5%, 5/1/34 Pool # 782214	50,553	54,990
5%, 6/1/34 Pool # 778891	450,623	490,175
5.5%, 6/1/34 Pool # 780384	1,297,030	1,430,934
7%, 7/1/34 Pool # 792636	42,046	44,238
5.5%, 8/1/34 Pool # 793647	211,265	230,712
5.5%, 3/1/35 Pool # 810075	952,781	1,050,972
5.5%, 3/1/35 Pool # 815976	1,224,679	1,350,891
5.5%, 7/1/35 Pool # 825283	1,232,362	1,359,141
5%, 8/1/35 Pool # 829670	1,432,922	1,556,004
5.5%, 8/1/35 Pool # 826872	715,995	786,185
5%, 9/1/35 Pool # 820347	1,508,565	1,705,087
5%, 9/1/35 Pool # 835699	1,511,340	1,708,223
5%, 10/1/35 Pool # 797669	1,899,751	2,128,176
5.5%, 10/1/35 Pool # 836912	88,405	96,985
5%, 11/1/35 Pool # 844809	816,409	886,535
5%, 12/1/35 Pool # 850561	888,466	964,781
5.5%, 2/1/36 Pool # 851330	241,640	265,781
5.5%, 10/1/36 Pool # 896340	183,547	200,887
5.5%, 10/1/36 Pool # 901723	1,772,333	1,935,369
6.5%, 10/1/36 Pool # 894118	1,212,010	1,360,497
6%, 11/1/36 Pool # 902510	1,835,676	2,059,380
5.5%, 2/1/37 Pool # 905140	1,407,636	1,576,538
5.5%, 5/1/37 Pool # 899323	784,471	859,331
5.5%, 5/1/37 Pool # 928292	968,760	1,088,149
6%, 10/1/37 Pool # 947563	1,829,912	2,058,289
5.5%, 7/1/38 Pool # 986973	1,097,926	1,217,005
5%, 8/1/38 Pool # 988934	1,808,985	1,984,154
6.5%, 8/1/38 Pool # 987711	2,227,315	2,641,710
3.5%, 6/1/42 Pool # AO4136	3,579,717	3,782,419

		47,261,817
Freddie Mac - 3.1%
5%, 5/1/18 Pool # E96322	562,135	601,919
8%, 6/1/30 Pool # C01005	47,490	58,712
7%, 3/1/31 Pool # C48129	183,096	215,530
5%, 7/1/33 Pool # A11325	1,053,008	1,171,395
6%, 10/1/34 Pool # A28439	274,187	303,469
6%, 10/1/34 Pool # A28598	186,560	206,483
5.5%, 11/1/34 Pool # A28282	2,315,209	2,588,507
5%, 4/1/35 Pool # A32314	349,537	390,265
5%, 4/1/35 Pool # A32315	493,752	553,151
5%, 4/1/35 Pool # A32316	735,567	827,712
5%, 4/1/35 Pool # A32509	196,924	221,593
5%, 1/1/37 Pool # A56371	1,260,547	1,357,005
3%, 9/1/42 Pool # C04233	3,399,704	3,493,865

		11,989,606
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	22,497	23,559
6.5%, 2/20/29 Pool # 2714	120,508	139,575
6.5%, 4/20/31 Pool # 3068	94,224	114,165

		277,299

Total Mortgage Backed Securities ( Cost $54,177,497 )		59,528,722

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.7%
Fannie Mae - 1.1%
4.625%, 10/15/14	3,905,000	4,167,178

Federal Farm Credit Bank - 1.3%
5.875%, 10/3/16	4,000,000	4,726,628

Freddie Mac - 2.4%
4.875%, 11/15/13	2,500,000	2,574,795
4.500%, 1/15/14	5,500,000	5,687,797
1.000%, 9/29/17	1,000,000	1,006,982

		9,269,574
U.S. Treasury Bonds - 4.2%
6.625%, 2/15/27	7,350,000	11,109,981
4.500%, 5/15/38	4,000,000	5,095,000

		16,204,981
U.S. Treasury Notes - 42.7%
3.625%, 5/15/13	4,000,000	4,017,032
3.125%, 8/31/13	2,710,000	2,743,452
4.000%, 2/15/14	9,500,000	9,818,402
4.250%, 8/15/14	11,200,000	11,820,816
2.375%, 9/30/14	3,600,000	3,716,158
2.625%, 12/31/14	26,000,000	27,081,652
2.500%, 3/31/15	1,750,000	1,828,341
4.250%, 8/15/15	8,900,000	9,732,292
3.250%, 12/31/16	8,000,000	8,814,376
3.125%, 1/31/17	4,000,000	4,394,064
2.375%, 7/31/17	5,250,000	5,641,697
0.750%, 10/31/17	13,000,000	13,037,583
4.250%, 11/15/17	9,100,000	10,576,621
2.750%, 2/15/19	16,750,000	18,466,875
3.375%, 11/15/19	15,000,000	17,170,320
2.625%, 11/15/20	6,500,000	7,089,569
2.000%, 11/15/21	7,500,000	7,734,375

		163,683,625

Total U.S. Government and Agency Obligations ( Cost $184,497,431 )		198,051,986

	Shares
INVESTMENT COMPANIES - 3.9%
State Street Institutional U.S. Government Money Market Fund	15,122,922	15,122,922

Total Investment Companies ( Cost $15,122,922 )		15,122,922

TOTAL INVESTMENTS - 99.2% ( Cost $349,763,092 )		380,027,579
NET OTHER ASSETS AND LIABILITIES - 0.8%		3,200,047

TOTAL NET ASSETS - 100.0%		$383,227,626

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of March 31, 2013.
(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	In default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.90% of total net assets.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.7%
Consumer Discretionary - 35.4%
Auto Components - 3.2%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$322,875
Dana Holding Corp., 6.5%, 2/15/19	350,000	375,375
Dana Holding Corp., 6.75%, 2/15/21	250,000	273,750
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	526,875
Tenneco Inc., 6.875%, 12/15/20	525,000	576,844

		2,075,719
Automobiles - 0.4%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	250,000	272,500

Hotels, Restaurants & Leisure - 5.9%
Ameristar Casinos Inc., 7.5%, 4/15/21	800,000	877,000
Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp. (A), 8.375%, 2/15/18	200,000	211,500
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	318,187
Felcor Lodging L.P., 6.75%, 6/1/19	950,000	1,030,750
MGM Resorts International, 7.5%, 6/1/16	250,000	276,875
MGM Resorts International, 7.625%, 1/15/17	500,000	555,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	329,625
Scientific Games International Inc., 6.25%, 9/1/20	300,000	305,250

		3,904,187
Household Durables - 1.7%
Griffon Corp., 7.125%, 4/1/18	500,000	540,000
Spectrum Brands Holdings Inc., 9.5%, 6/15/18	500,000	566,250

		1,106,250
Media - 17.4%
Allbritton Communications Co., 8%, 5/15/18	950,000	1,028,375
AMC Networks Inc., 4.75%, 12/15/22	700,000	696,500
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	280,312
Cablevision Systems Corp., 5.875%, 9/15/22	200,000	197,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	793,125
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 8.625%, 11/15/17	142,000	151,763
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	400,000	415,000
CSC Holdings LLC, 6.75%, 11/15/21	400,000	448,500
Cumulus Media Holdings Inc., 7.75%, 5/1/19	900,000	924,750
DISH DBS Corp., 5.875%, 7/15/22	100,000	104,875
DISH DBS Corp. (A), 5%, 3/15/23	300,000	295,125
Hughes Satellite Systems Corp., 6.5%, 6/15/19	500,000	548,750

Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	325,000	357,094
Intelsat Jackson Holdings S.A. (B), 7.5%, 4/1/21	250,000	278,125
Intelsat Luxembourg S.A., PIK (B), 11.5%, 2/4/17	375,000	398,250
Intelsat Luxembourg S.A. (A) (B), 6.75%, 6/1/18	250,000	257,500
Lamar Media Corp., 5.875%, 2/1/22	500,000	541,250
Mediacom Broadband LLC / Mediacom Broadband Corp. (A), 6.375%, 4/1/23	800,000	830,000
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	522,500
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	380,625
Videotron Ltee (B), 5%, 7/15/22	750,000	761,250
Virgin Media Finance PLC (B), 4.875%, 2/15/22	600,000	607,500
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	551,875

		11,370,794
Specialty Retail - 5.0%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	627,000
Michaels Stores Inc., 7.75%, 11/1/18	500,000	546,250
Penske Automotive Group Inc. (A), 5.75%, 10/1/22	500,000	521,250
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	1,000,000	1,043,750
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	500,000	538,125

		3,276,375
Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	272,187
Levi Strauss & Co., 7.625%, 5/15/20	500,000	550,000
PVH Corp., 4.5%, 12/15/22	350,000	344,750

		1,166,937
Consumer Staples - 6.3%
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	515,000
Del Monte Corp., 7.625%, 2/15/19	250,000	259,375
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	208,000
Ingles Markets Inc., 8.875%, 5/15/17	750,000	786,562

Mead Products LLC / ACCO Brands Corp. (A), 6.75%, 4/30/20	250,000	266,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15	378,000	379,418
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17	500,000	537,188
Stater Brothers Holdings, 7.75%, 4/15/15	500,000	500,000
US Foodservice (A), 8.5%, 6/30/19	600,000	636,750

		4,089,168
Energy - 13.3%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	500,000	493,750
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	271,875
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	532,500
Berry Petroleum Co., 6.375%, 9/15/22	250,000	265,625
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	566,250
Chesapeake Energy Corp., 5.75%, 3/15/23	500,000	506,875
Cie Generale de Geophysique - Veritas (B), 6.5%, 6/1/21	300,000	315,000
Continental Resources Inc., 8.25%, 10/1/19	250,000	278,125
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	537,500
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	87,000	89,392
Key Energy Services Inc., 6.75%, 3/1/21	500,000	521,250
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	546,250
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	550,000
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20	300,000	306,000
Plains Exploration & Production Co., 6.5%, 11/15/20	500,000	552,500
Precision Drilling Corp. (B), 6.5%, 12/15/21	850,000	907,375
QEP Resources Inc., 5.375%, 10/1/22	150,000	155,625
QEP Resources Inc., 5.25%, 5/1/23	500,000	512,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	500,000	545,000
Unit Corp., 6.625%, 5/15/21	250,000	261,875

		8,715,267
Financials - 2.1%
Ally Financial Inc., 5.5%, 2/15/17	700,000	757,220
CIT Group Inc., 5%, 5/15/17	50,000	53,625
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	500,000	542,500

		1,353,345
Health Care - 9.3%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	300,000	332,250
Biomet Inc. (A), 6.5%, 8/1/20	250,000	265,313
Biomet Inc. (A), 6.5%, 10/1/20	400,000	411,250
DaVita HealthCare Partners Inc., 6.375%, 11/1/18	500,000	531,875
Endo Health Solutions Inc., 7%, 12/15/20	500,000	533,750
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	219,500
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22	200,000	223,250
HCA Inc., 5.875%, 3/15/22	250,000	269,375
HCA Inc., 5.875%, 5/1/23	800,000	832,000
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	277,813
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	266,250
Tenet Healthcare Corp., 8%, 8/1/20	850,000	938,187
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	537,187
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc., 7.75%, 2/1/19	400,000	428,000

		6,066,000
Industrials - 8.9%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	50,000	51,875
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	431,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	543,125
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	554,375
Belden Inc. (A), 5.5%, 9/1/22	500,000	512,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	363,125
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	600,000	621,000
Moog Inc., 7.25%, 6/15/18	500,000	522,500
Nortek Inc., 8.5%, 4/15/21	250,000	277,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18	300,000	328,875
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	325,000	361,969
TransDigm Inc. (A), 5.5%, 10/15/20	200,000	208,500
United Rentals North America Inc., 8.25%, 2/1/21	175,000	198,187
United Rentals North America Inc., 7.625%, 4/15/22	500,000	558,750
West Corp., 8.625%, 10/1/18	100,000	108,500
West Corp., 7.875%, 1/15/19	200,000	213,000

		5,854,781
Information Technology - 3.7%
Level 3 Financing Inc., 8.125%, 7/1/19	600,000	660,000
SunGard Data Systems Inc., 7.375%, 11/15/18	800,000	856,000
Syniverse Holdings Inc., 9.125%, 1/15/19	850,000	932,875

		2,448,875

Materials - 8.9%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	316,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	330,750
Boise Cascade LLC / Boise Cascade Finance Corp. (A), 6.375%, 11/1/20	600,000	636,750
Crown Americas LLC / Crown Americas Capital Corp. IV (A), 4.5%, 1/15/23	250,000	242,500
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	200,000	209,500
FMG Resources August 2006 Pty Ltd. (A) (B), 8.25%, 11/1/19	250,000	269,687
FMG Resources August 2006 Pty Ltd. (A) (B), 6.875%, 4/1/22	150,000	157,125
Graphic Packaging International Inc., 9.5%, 6/15/17	350,000	371,875
Huntsman International LLC (A), 4.875%, 11/15/20	150,000	151,125
Huntsman International LLC, 4.875%, 11/15/20	250,000	251,875
JMC Steel Group (A), 8.25%, 3/15/18	500,000	530,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	700,000	742,000
Polymer Group Inc., 7.75%, 2/1/19	500,000	545,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	250,000	262,813
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	264,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, 2/15/21	500,000	515,000

		5,796,875
Telecommunication Services - 6.4%
CenturyLink Inc., 5.625%, 4/1/20	200,000	204,500
CenturyLink Inc., 5.8%, 3/15/22	500,000	506,250
CommScope Inc. (A), 8.25%, 1/15/19	500,000	542,500
Crown Castle International Corp., 7.125%, 11/1/19	150,000	163,875
Crown Castle International Corp., 5.25%, 1/15/23	600,000	610,500
SBA Telecommunications Inc. (A), 5.75%, 7/15/20	300,000	312,000
Sprint Nextel Corp., 7%, 8/15/20	325,000	357,500
Sprint Nextel Corp., 6%, 11/15/22	200,000	205,500
tw telecom holdings, Inc., 8%, 3/1/18	500,000	545,000
Windstream Corp., 7%, 3/15/19	475,000	485,094
Windstream Corp. (A), 6.375%, 8/1/23	250,000	248,125

		4,180,844
Utilities - 2.4%
GenOn Energy Inc., 7.875%, 6/15/17	300,000	334,500
Mirant Americas Generation LLC, 8.5%, 10/1/21	300,000	351,750
NRG Energy Inc., 8.25%, 9/1/20	475,000	536,156
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	309,000	340,673

		1,563,079

Total Corporate Notes and Bonds ( Cost $60,055,364 )		63,240,996
	Shares
INVESTMENT COMPANIES - 2.6%
State Street Institutional U.S. Government Money Market Fund	1,711,578	1,711,578

Total Investment Companies ( Cost $1,711,578 )		1,711,578

TOTAL INVESTMENTS - 99.3% ( Cost $61,766,942 )		64,952,574
NET OTHER ASSETS AND LIABILITIES - 0.7%		442,658

TOTAL NET ASSETS - 100.0%		$65,395,232

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.30% of total net assets.

PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 57.4%
Consumer Discretionary - 6.0%
McDonald's Corp.	52,500	$5,233,725
Omnicom Group Inc.	71,500	4,211,350
Target Corp.	69,000	4,723,050
Time Warner Inc.	118,000	6,799,160
Viacom Inc., Class B	55,500	3,417,135

		24,384,420
Consumer Staples - 8.3%
Coca-Cola Co./The	93,000	3,760,920
Diageo PLC, ADR	27,000	3,397,680
Nestle S.A., ADR	59,000	4,275,730
PepsiCo Inc.	107,300	8,488,503
Philip Morris International Inc.	31,000	2,874,010
Procter & Gamble Co./The	74,000	5,702,440
Sysco Corp.	82,000	2,883,940
Wal-Mart Stores Inc.	35,000	2,619,050

		34,002,273
Energy - 6.7%
Chevron Corp.	88,000	10,456,160
ConocoPhillips	145,000	8,714,500
Exxon Mobil Corp.	54,000	4,865,940
Occidental Petroleum Corp.	43,000	3,369,910

		27,406,510
Financials - 10.2%
Axis Capital Holdings Ltd.	96,000	3,995,520
Bank of New York Mellon Corp./The	109,100	3,053,709
BlackRock Inc.	11,000	2,825,680
M&T Bank Corp.	33,000	3,404,280
Northern Trust Corp.	58,500	3,191,760
PartnerRe Ltd.	47,500	4,422,725
Travelers Cos. Inc./The	119,500	10,060,705
US Bancorp	134,000	4,546,620
Wells Fargo & Co.	167,000	6,177,330

		41,678,329
Health Care - 10.9%
Becton, Dickinson and Co.	32,500	3,107,325
Johnson & Johnson	143,500	11,699,555
Medtronic Inc.	95,800	4,498,768
Merck & Co. Inc.	206,000	9,111,380
Novartis AG, ADR	63,000	4,488,120
Pfizer Inc.	407,019	11,746,568

		44,651,716
Industrials - 7.9%
3M Co.	78,500	8,345,335
Boeing Co./The	60,000	5,151,000
Emerson Electric Co.	69,000	3,855,030
United Parcel Service Inc., Class B	61,500	5,282,850
United Technologies Corp.	70,500	6,586,815
Waste Management Inc.	72,000	2,823,120

		32,044,150
Information Technology - 5.1%
Accenture PLC, Class A	42,600	3,236,322
Automatic Data Processing Inc.	60,500	3,933,710
Intel Corp.	113,000	2,469,050
Linear Technology Corp.	90,000	3,453,300
Microchip Technology Inc.	75,000	2,757,000
Microsoft Corp.	171,000	4,892,310

		20,741,692
Materials - 0.9%
Air Products & Chemicals Inc.	41,000	3,571,920

Telecommunication Service - 1.4%
AT&T Inc.	155,515	5,705,845

Total Common Stocks ( Cost $168,759,191 )		234,186,855
	Par Value
ASSET BACKED SECURITIES - 0.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	607,658

Total Asset Backed Securities ( Cost $618,457 )		607,658
CORPORATE NOTES AND BONDS - 15.2%
Consumer Discretionary - 1.8%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,742,886
DR Horton Inc., 5.25%, 2/15/15	515,000	543,325
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,263,155
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,810,000

		7,359,366
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31	2,025,000	2,522,373
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13	1,310,000	1,316,001

		3,838,374
Energy - 1.3%
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,884,417
Hess Corp., 7.875%, 10/1/29	1,150,000	1,483,398
Transocean Inc. (D), 6%, 3/15/18	750,000	849,452
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	1,237,179

		5,454,446
Financials - 1.5%
American Express Credit Corp., 2.375%, 3/24/17	450,000	470,553
HCP Inc., 6.7%, 1/30/18	1,450,000	1,760,056
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17	1,735,000	174
Simon Property Group L.P., 5.875%, 3/1/17	530,000	615,908
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,000,000	1,280,806
US Bank NA, 6.3%, 2/4/14	2,000,000	2,097,414

		6,224,911
Health Care - 3.2%
AbbVie Inc. (B) (C), 2%, 11/6/18	1,200,000	1,214,304
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,665,933
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,379,274
Genentech Inc., 5.25%, 7/15/35	740,000	865,882
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,675,517
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,653,423
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,474,789

		12,929,122
Industrials - 2.0%
Boeing Co./The, 8.625%, 11/15/31	350,000	526,040
Boeing Co./The, 6.875%, 10/15/43	620,000	846,298
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,814,890
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	935,394
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,168,130
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,474,395
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,408,160

		8,173,307
Information Technology - 0.7%
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,091,007
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,528,984

		2,619,991
Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,276,366

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,697,369
Rogers Communications Inc. (D), 6.25%, 6/15/13	1,315,000	1,329,597

		4,026,966
Utilities - 2.4%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,907,506
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,812,979
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,177,565
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	546,952
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	945,563
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,554,318

		9,944,883

Total Corporate Notes and Bonds ( Cost $55,146,211 )		61,847,732

MORTGAGE BACKED SECURITIES - 6.8%
Fannie Mae - 5.6%
4%, 4/1/15 Pool # 255719	144,302	154,440
5.5%, 4/1/16 Pool # 745444	229,321	245,970
6%, 5/1/16 Pool # 582558	56,899	60,294
5%, 12/1/17 Pool # 672243	505,718	547,020
4.5%, 9/1/20 Pool # 835465	514,059	554,037
6%, 5/1/21 Pool # 253847	111,226	122,570
7%, 12/1/29 Pool # 762813	48,535	56,444
7%, 11/1/31 Pool # 607515	64,111	76,436
7%, 5/1/32 Pool # 644591	45,686	54,469
5.5%, 10/1/33 Pool # 254904	508,338	559,707
5.5%, 11/1/33 Pool # 555880	1,481,972	1,631,729
5%, 5/1/34 Pool # 780890	1,930,374	2,099,805
7%, 7/1/34 Pool # 792636	20,125	21,174
5.5%, 8/1/34 Pool # 793647	204,104	222,891
5.5%, 3/1/35 Pool # 815976	1,188,210	1,310,664
5.5%, 7/1/35 Pool # 825283	512,344	565,051
5.5%, 8/1/35 Pool # 826872	314,190	344,991
5%, 9/1/35 Pool # 820347	616,558	696,877
5%, 9/1/35 Pool # 835699	632,629	715,042
5%, 10/1/35 Pool # 797669	595,103	666,658
5.5%, 10/1/35 Pool # 836912	193,185	211,934
5%, 12/1/35 Pool # 850561	371,669	403,594
5.5%, 12/1/35 Pool # 844583	1,358,315	1,490,765
5.5%, 2/1/36 Pool # 851330	108,530	119,373
5.5%, 9/1/36 Pool # 831820	1,300,346	1,473,604
6%, 9/1/36 Pool # 831741	631,608	692,749
5.5%, 10/1/36 Pool # 896340	82,583	90,385
5.5%, 10/1/36 Pool # 901723	664,625	725,763
5.5%, 12/1/36 Pool # 902853	1,126,186	1,248,330
5.5%, 12/1/36 Pool # 903059	942,091	1,042,358
5.5%, 12/1/36 Pool # 907512	619,037	678,110
5.5%, 12/1/36 Pool # 907635	842,475	948,407
3.5%, 6/1/42 Pool # AO4136	1,342,394	1,418,407
3%, 2/1/43 Pool # AB8486	1,497,408	1,545,695

		22,795,743
Freddie Mac - 1.2%
8%, 6/1/30 Pool # C01005	37,992	46,970
6.5%, 1/1/32 Pool # C62333	125,577	145,488
5%, 7/1/33 Pool # A11325	1,053,008	1,171,395
6%, 10/1/34 Pool # A28439	127,159	140,739
6%, 10/1/34 Pool # A28598	86,521	95,760
5%, 4/1/35 Pool # A32314	189,017	211,041
5%, 4/1/35 Pool # A32315	220,482	247,006
5%, 4/1/35 Pool # A32316	252,850	284,525
5%, 4/1/35 Pool # A32509	130,786	147,170
5%, 1/1/37 Pool # A56371	630,274	678,503
3%, 9/1/42 Pool # C04233	1,748,419	1,796,845

		4,965,442
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	77,597	94,018

Total Mortgage Backed Securities ( Cost $25,624,587 )		27,855,203

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%
U.S. Treasury Bond - 1.2%
6.625%, 2/15/27	3,270,000	4,942,808

U.S. Treasury Notes - 15.3%
3.625%, 5/15/13	1,980,000	1,988,431
3.125%, 8/31/13	1,175,000	1,189,504
4.000%, 2/15/14	4,810,000	4,971,212
4.250%, 8/15/14	4,965,000	5,240,210
2.375%, 9/30/14	1,400,000	1,445,172
0.500%, 10/15/14	5,000,000	5,021,095
2.500%, 3/31/15	795,000	830,589
4.500%, 2/15/16	3,550,000	3,971,286
3.250%, 12/31/16	2,500,000	2,754,492
3.125%, 1/31/17	2,000,000	2,197,032
0.500%, 7/31/17	4,000,000	3,977,188
2.375%, 7/31/17	2,000,000	2,149,218
4.250%, 11/15/17	12,100,000	14,063,419
2.750%, 2/15/19	1,300,000	1,433,250
3.375%, 11/15/19	1,000,000	1,144,688
2.625%, 11/15/20	7,400,000	8,071,202
1.750%, 5/15/22	1,750,000	1,755,059

		62,203,047

Total U.S. Government and Agency Obligations ( Cost $63,154,132 )		67,145,855

	Shares
INVESTMENT COMPANIES - 3.5%
State Street Institutional U.S. Government Money Market Fund	14,360,428	14,360,428

Total Investment Companies ( Cost $14,360,428 )		14,360,428

TOTAL INVESTMENTS - 99.5% ( Cost $327,663,006 )	406,003,731
NET OTHER ASSETS AND LIABILITIES - 0.5%	1,848,218

TOTAL NET ASSETS - 100.0%	$407,851,949

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of March 31, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.28% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.9%
Consumer Discretionary - 8.8%
McDonald's Corp.	58,000	$5,782,020
Omnicom Group Inc.	167,000	9,836,300
Target Corp.	160,000	10,952,000
Time Warner Inc.	224,500	12,935,690
Viacom Inc., Class B	126,000	7,757,820

		47,263,830
Consumer Staples - 10.2%
Diageo PLC, ADR	45,000	5,662,800
Nestle S.A., ADR	94,000	6,812,180
PepsiCo Inc.	148,000	11,708,280
Philip Morris International Inc.	93,000	8,622,030
Procter & Gamble Co./The	173,000	13,331,380
Wal-Mart Stores Inc.	117,000	8,755,110

		54,891,780
Energy - 13.4%
Apache Corp.	123,500	9,529,260
Chevron Corp.	137,046	16,283,805
ConocoPhillips	198,000	11,899,800
Exxon Mobil Corp.	59,000	5,316,490
National Oilwell Varco Inc.	116,000	8,207,000
Occidental Petroleum Corp.	136,500	10,697,505
Schlumberger Ltd.	136,000	10,185,040

		72,118,900
Financials - 27.0%
Capital Markets - 4.6%
Bank of New York Mellon Corp./The	463,000	12,959,370
BlackRock Inc.	22,500	5,779,800
Franklin Resources Inc.	40,000	6,032,400

		24,771,570
Commercial Banks - 7.7%
BB&T Corp.	175,000	5,493,250
M&T Bank Corp.	55,000	5,673,800
US Bancorp	405,000	13,741,650
Wells Fargo & Co.	440,000	16,275,600

		41,184,300
Insurance - 13.1%
American International Group Inc. *	210,000	8,152,200
Arch Capital Group Ltd. *	190,000	9,988,300
Berkshire Hathaway Inc., Class B *	155,500	16,203,100
Markel Corp. *	31,576	15,898,516
Travelers Cos. Inc./The	160,000	13,470,400
WR Berkley Corp.	158,032	7,011,880

		70,724,396
Real Estate Management & Development - 1.6%
Brookfield Asset Management Inc., Class A	235,000	8,575,150

Health Care - 16.6%
Johnson & Johnson	304,000	24,785,120
Medtronic Inc.	233,000	10,941,680
Merck & Co. Inc.	461,500	20,412,145
Novartis AG, ADR	115,000	8,192,600
Pfizer Inc.	764,000	22,049,040
UnitedHealth Group Inc.	47,000	2,688,870

		89,069,455
Industrials - 12.3%
3M Co.	174,000	18,497,940
Boeing Co./The	121,000	10,387,850
Danaher Corp.	94,000	5,842,100
Emerson Electric Co.	113,000	6,313,310
General Dynamics Corp.	78,000	5,499,780
United Parcel Service Inc., Class B	118,000	10,136,200
United Technologies Corp.	100,000	9,343,000

		66,020,180
Information Technology - 1.7%
International Business Machines Corp.	42,990	9,169,767

Materials - 4.5%
Air Products & Chemicals Inc.	83,000	7,230,960
Mosaic Co./The	184,000	10,968,240
Newmont Mining Corp.	149,000	6,241,610

		24,440,810
Telecommunication Service - 1.4%
AT&T Inc.	212,987	7,814,493

Total Common Stocks ( Cost $389,037,867 )		516,044,631
INVESTMENT COMPANIES - 4.2%
State Street Institutional U.S. Government Money Market Fund	22,390,018	22,390,018

Total Investment Companies ( Cost $22,390,018 )		22,390,018

TOTAL INVESTMENTS - 100.1% ( Cost $411,427,885 )		538,434,649
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(345,769)

TOTAL NET ASSETS - 100.0%		$538,088,880

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Consumer Discretionary - 16.0%
Amazon.com Inc. *	29,297	$7,807,358
CarMax Inc. *	57,568	2,400,586
Chipotle Mexican Grill Inc. *	5,165	1,683,119
Discovery Communications Inc., Class C *	57,295	3,984,294
Home Depot Inc./The	77,125	5,381,782
Lululemon Athletica Inc. *	64,290	4,008,481
McDonald's Corp.	47,945	4,779,637
NIKE Inc., Class B	56,918	3,358,731
Omnicom Group Inc.	79,720	4,695,508
Panera Bread Co., Class A *	12,548	2,073,431
priceline.com Inc. *	6,943	4,776,298
Starbucks Corp.	56,378	3,211,291
Tractor Supply Co.	18,405	1,916,513
Walt Disney Co./The	32,840	1,865,312
Yum! Brands Inc.	78,870	5,673,908

		57,616,249
Consumer Staples - 10.2%
Costco Wholesale Corp.	57,304	6,080,527
Mondelez International Inc., Class A	194,575	5,955,941
PepsiCo Inc.	124,358	9,837,961
Philip Morris International Inc.	99,455	9,220,473
Wal-Mart Stores Inc.	51,415	3,847,385
Whole Foods Market Inc.	18,845	1,634,804

		36,577,091
Energy - 4.9%
Exxon Mobil Corp.	80,810	7,281,789
Schlumberger Ltd.	138,765	10,392,111

		17,673,900
Financials - 3.6%
Aon PLC	15,505	953,558
BlackRock Inc.	3,720	955,594
Brookfield Asset Management Inc., Class A	97,582	3,560,767
IntercontinentalExchange Inc. *	17,247	2,812,468
T Rowe Price Group Inc.	63,129	4,726,468

		13,008,855
Health Care - 13.2%
Allergan Inc.	38,628	4,312,044
Amgen Inc.	33,435	3,427,422
Becton, Dickinson and Co.	31,965	3,056,174
Biogen Idec Inc. *	26,105	5,035,916
Celgene Corp. *	57,010	6,608,029
Cerner Corp. *	74,564	7,064,939
Eli Lilly & Co.	19,990	1,135,232
Gilead Sciences Inc. *	53,880	2,636,348
Johnson & Johnson	58,500	4,769,505
UnitedHealth Group Inc.	165,035	9,441,652

		47,487,261
Industrials - 12.7%
3M Co.	50,963	5,417,876
Boeing Co./The	77,597	6,661,702
C.H. Robinson Worldwide Inc.	69,665	4,142,281
Danaher Corp.	82,145	5,105,312
Emerson Electric Co.	87,988	4,915,890
Expeditors International of Washington Inc.	49,867	1,780,751
Roper Industries Inc.	37,893	4,824,158
United Parcel Service Inc., Class B	74,075	6,363,042
United Technologies Corp.	41,960	3,920,323
W.W. Grainger Inc.	11,825	2,660,388

		45,791,723
Information Technology - 31.4%
Communications Equipment - 2.5%
QUALCOMM Inc.	132,895	8,897,320

Computers & Peripherals - 7.2%
Apple Inc.	52,913	23,420,881
EMC Corp. *	109,275	2,610,580

		26,031,461
Internet Software & Services - 5.8%
eBay Inc. *	79,935	4,334,076
Google Inc., Class A *	20,618	16,371,310

		20,705,386
IT Services - 6.0%
Accenture PLC, Class A	101,572	7,716,425
International Business Machines Corp.	35,095	7,485,763
Visa Inc., Class A	38,321	6,508,439

		21,710,627
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding N.V.	48,040	3,267,201
Intel Corp.	182,520	3,988,062

		7,255,263
Software - 7.9%
MICROS Systems Inc. *	81,753	3,720,579
Microsoft Corp.	495,415	14,173,823
Nuance Communications Inc. *	160,756	3,244,056
Oracle Corp.	227,391	7,353,825

		28,492,283
Materials - 3.7%
Ecolab Inc.	42,352	3,395,783
Monsanto Co.	77,130	8,147,242
Praxair Inc.	16,180	1,804,717

		13,347,742
Telecommunication Service - 1.9%
Verizon Communications Inc.	142,720	7,014,688

Total Common Stocks ( Cost $260,317,132 )		351,609,849
INVESTMENT COMPANIES - 2.5%
State Street Institutional U.S. Government Money Market Fund	8,949,086	8,949,086

Total Investment Companies ( Cost $8,949,086 )		8,949,086

TOTAL INVESTMENTS - 100.1% ( Cost $269,266,218 )		360,558,935
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(203,099)

TOTAL NET ASSETS - 100.0%		$360,355,836

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.2%
Consumer Discretionary - 24.0%
Advance Auto Parts Inc.	165,188	$13,652,788
Bed Bath & Beyond Inc. *	179,551	11,566,675
CarMax Inc. *	286,927	11,964,856
Discovery Communications Inc., Class C *	121,376	8,440,487
Liberty Global Inc., Series C *	158,222	10,858,776
Omnicom Group Inc.	218,873	12,891,620
Tiffany & Co.	152,260	10,588,160
TJX Cos. Inc.	321,577	15,033,725

		94,997,087
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	51,138	3,651,253

Energy - 6.0%
Ensco PLC, Class A	150,287	9,017,220
Noble Corp.	166,267	6,343,086
World Fuel Services Corp.	214,923	8,536,742

		23,897,048
Financials - 23.9%
Arch Capital Group Ltd. *	214,744	11,289,092
Brookfield Asset Management Inc., Class A	392,863	14,335,571
Brown & Brown Inc.	272,488	8,730,516
Glacier Bancorp Inc.	354,976	6,737,444
Leucadia National Corp.	348,978	9,572,467
M&T Bank Corp.	95,271	9,828,156
Markel Corp. *	39,681	19,979,383
WR Berkley Corp.	324,272	14,387,949

		94,860,578
Health Care - 7.8%
DENTSPLY International Inc.	206,847	8,774,450
Laboratory Corp. of America Holdings *	130,930	11,809,886
Techne Corp.	149,603	10,150,564

		30,734,900
Industrials - 20.0%
C.H. Robinson Worldwide Inc.	198,945	11,829,270
Colfax Corp. *	154,055	7,169,720
Copart Inc. *	314,576	10,783,665
Expeditors International of Washington Inc.	277,410	9,906,311
IDEX Corp.	168,815	9,018,097
Jacobs Engineering Group Inc. *	175,134	9,849,536
Ritchie Bros Auctioneers Inc.	396,272	8,599,103
Wabtec Corp.	117,248	11,972,193

		79,127,895
Information Technology - 4.6%
Amphenol Corp., Class A	103,421	7,720,378
MICROS Systems Inc. *	230,907	10,508,577

		18,228,955
Materials - 6.0%
Crown Holdings Inc. *	344,204	14,322,328
Ecolab Inc.	120,336	9,648,541

		23,970,869

Total Common Stocks ( Cost $263,897,035 )		369,468,585
INVESTMENT COMPANIES - 6.8%
State Street Institutional U.S. Government Money Market Fund	26,854,161	26,854,161

Total Investment Companies ( Cost $26,854,161 )		26,854,161

TOTAL INVESTMENTS - 100.0% ( Cost $290,751,196 )		396,322,746
NET OTHER ASSETS AND LIABILITIES - 0.0%		(92,316)

TOTAL NET ASSETS - 100.0%		$396,230,430

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.8%
Consumer Discretionary - 11.7%
Ascena Retail Group Inc. *	14,320	$265,636
Cato Corp./The, Class A	10,680	257,815
CEC Entertainment Inc.	7,020	229,905
Choice Hotels International Inc.	2,020	85,466
Fred's Inc., Class A	12,900	176,472
Helen of Troy Ltd. *	7,110	272,739
Matthews International Corp., Class A	6,240	217,714
Stage Stores Inc.	7,610	196,947

		1,702,694
Consumer Staples - 2.0%
Casey's General Stores Inc.	3,080	179,564
Post Holdings Inc. *	2,800	120,204

		299,768
Energy - 4.5%
Bristow Group Inc.	1,100	72,534
Era Group Inc. *	4,190	87,990
Halcon Resources Corp. *	7,341	57,186
Penn Virginia Corp.	5,070	20,483
Scorpio Tankers Inc. *	28,500	254,220
SEACOR Holdings Inc.	2,290	168,727

		661,140
Financials - 19.4%
AMERISAFE Inc.	3,770	133,986
Assured Guaranty Ltd.	7,700	158,697
Campus Crest Communities Inc., REIT	12,600	175,140
DiamondRock Hospitality Co., REIT	12,529	116,645
First Busey Corp.	21,607	98,744
First Midwest Bancorp Inc.	16,230	215,534
First Niagara Financial Group Inc.	15,507	137,392
Flushing Financial Corp.	7,981	135,198
Hancock Holding Co.	3,500	108,220
International Bancshares Corp.	11,150	231,920
Mack-Cali Realty Corp., REIT	3,600	102,996
MB Financial Inc.	6,330	152,996
National Financial Partners Corp. *	2,200	49,346
Northwest Bancshares Inc.	17,180	218,014
Platinum Underwriters Holdings Ltd.	2,660	148,455
Primerica Inc.	6,300	206,514
Summit Hotel Properties Inc., REIT	11,200	117,264
Webster Financial Corp.	11,080	268,801
Westamerica Bancorporation	1,170	53,036

		2,828,898
Health Care - 10.3%
Allscripts Healthcare Solutions Inc. *	5,400	73,386
Amsurg Corp. *	7,190	241,872
Charles River Laboratories International Inc. *	8,300	367,441
Corvel Corp. *	2,730	135,108
Haemonetics Corp. *	800	33,328
ICON PLC *	8,530	275,434
ICU Medical Inc. *	3,670	216,346
STERIS Corp.	4,000	166,440

		1,509,355
Industrials - 26.1%
Aerospace & Defense - 1.0%
Cubic Corp.	3,400	145,248

Air Freight & Logistics - 1.7%
Atlas Air Worldwide Holdings Inc. *	3,200	130,432
UTi Worldwide Inc.	7,800	112,944

		243,376
Commercial Services & Supplies - 6.8%
ACCO Brands Corp. *	26,440	176,619
G&K Services Inc., Class A	5,900	268,509
McGrath RentCorp	1,000	31,100
Standard Parking Corp. *	7,790	161,253
United Stationers Inc.	9,220	356,353

		993,834
Electrical Equipment - 4.2%
Acuity Brands Inc.	1,810	125,524
Belden Inc.	9,430	487,059

		612,583
Industrial Conglomerates - 2.0%
Carlisle Cos. Inc.	4,250	288,108

Machinery - 5.9%
Albany International Corp., Class A	9,950	287,555
ESCO Technologies Inc.	5,790	236,579
Mueller Industries Inc.	6,300	335,727

		859,861
Marine - 1.9%
Kirby Corp. *	3,630	278,784

Road & Rail - 0.7%
Genesee & Wyoming Inc., Class A *	1,100	102,421

Trading Companies & Distributors - 1.9%
GATX Corp.	5,370	279,079

Information Technology - 9.2%
Coherent Inc.	2,470	140,148
Diebold Inc.	7,470	226,490
Forrester Research Inc.	6,500	205,725
MAXIMUS Inc.	2,080	166,338
MTS Systems Corp.	3,330	193,639
ScanSource Inc. *	4,400	124,168
Websense Inc. *	6,500	97,500
Zebra Technologies Corp., Class A *	4,000	188,520

		1,342,528
Materials - 8.1%
Aptargroup Inc.	3,720	213,342
Deltic Timber Corp.	2,480	170,426
Greif Inc., Class A	2,700	144,774
Innospec Inc.	4,600	203,688
Koppers Holdings Inc.	3,100	136,338
Sensient Technologies Corp.	3,400	132,906
Zep Inc.	11,740	176,217

		1,177,691
Utilities - 4.5%
Atmos Energy Corp.	4,250	181,432
New Jersey Resources Corp.	1,470	65,930
UNS Energy Corp.	3,140	153,672
Westar Energy Inc.	4,190	139,024
WGL Holdings Inc.	2,560	112,896

		652,954

Total Common Stocks ( Cost $9,692,958 )		13,978,322
INVESTMENT COMPANIES - 1.8%
State Street Institutional U.S. Government Money Market Fund	268,096	268,096

Total Investment Companies ( Cost $268,096 )		268,096

TOTAL INVESTMENTS - 97.6% ( Cost $9,961,054 )		14,246,418
NET OTHER ASSETS AND LIABILITIES - 2.4%		343,593

TOTAL NET ASSETS - 100.0%		$14,590,011

*	Non-income producing.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.2%
Australia - 2.6%
Ansell Ltd.	51,736	$865,610
James Hardie Industries Plc	153,407	1,598,795

		2,464,405
Belgium - 3.8%
Anheuser-Busch InBev N.V.	37,050	3,668,801

Brazil - 0.9%
Anhanguera Educacional Participacoes S.A.	54,700	882,455

Canada - 3.6%
MacDonald Dettwiler & Associates Ltd.	12,300	841,512
Potash Corp. of Saskatchewan Inc.	26,700	1,048,708
Rogers Communications Inc.	30,100	1,537,519

		3,427,739
Denmark - 1.0%
Carlsberg AS	9,980	971,164

Finland - 1.5%
Sampo	37,104	1,426,854

France - 8.5%
BNP Paribas S.A.	34,895	1,790,996
Cie Generale de Geophysique - Veritas *	17,049	383,979
Rexel S.A.	51,817	1,130,829
Sanofi S.A.	24,164	2,455,360
Technip S.A.	10,451	1,071,462
Valeo S.A.	24,906	1,347,747

		8,180,373
Germany - 8.0%
Bayer AG	22,384	2,308,922
Bayerische Motoren Werke AG	14,448	1,246,593
Merck KGaA	11,450	1,727,505
SAP AG	21,347	1,710,229
ThyssenKrupp AG *	34,635	704,357

		7,697,606
Indonesia - 1.0%
Bank Mandiri Persero Tbk PT, ADR	91,600	943,480

Ireland - 0.9%
Ryanair Holdings PLC, ADR	21,500	898,270

Italy - 2.6%
Atlantia SpA	65,893	1,040,609
Eni SpA	63,121	1,418,382

		2,458,991
Japan - 16.1%
AEON Financial Service Co. Ltd.	42,800	1,210,321
Asics Corp.	85,490	1,405,838
Canon Inc.	27,400	1,004,196
Daikin Industries Ltd.	21,500	841,637
Daito Trust Construction Co. Ltd.	9,410	805,700
Don Quijote Co. Ltd.	37,300	1,650,337
FANUC Corp.	4,400	672,609
Komatsu Ltd.	46,600	1,105,410
LIXIL Group Corp.	64,800	1,288,635
Seven & I Holdings Co. Ltd.	36,500	1,207,813
Softbank Corp.	20,800	954,544
Sumitomo Mitsui Financial Group Inc.	52,700	2,149,764
Yahoo! Japan Corp.	2,475	1,137,130

		15,433,934
Mexico - 1.0%
Genomma Lab Internacional S.A.B. de C.V. *	409,000	995,724

Netherlands - 0.2%
ING Groep N.V. *	31,012	220,111

New Zealand - 0.7%
Telecom Corp. of New Zealand Ltd.	346,263	677,940

Norway - 0.7%
Petroleum Geo-Services ASA	41,785	643,864

Philippines - 0.7%
BDO Unibank Inc. *	295,640	650,176

Russia - 1.5%
Sberbank of Russia	451,191	1,426,215

South Africa - 1.1%
Mediclinic International Ltd.	155,697	1,087,050

South Korea - 2.2%
Hyundai Mobis	4,155	1,161,428
Samsung Electronics Co. Ltd., GDR	1,409	946,848

		2,108,276
Spain - 2.8%
Mediaset Espana Comunicacion S.A.	174,530	1,253,064
Red Electrica Corp. S.A.	28,540	1,435,923

		2,688,987
Sweden - 5.3%
Assa Abloy AB	39,502	1,613,044
Getinge AB	20,902	638,298
Sandvik AB	53,612	824,351
Swedbank AB	58,672	1,334,324
Volvo AB	45,742	665,084

		5,075,101
Switzerland - 5.9%
GAM Holding AG *	50,679	856,840
Novartis AG	51,466	3,656,780
Swatch Group AG/The	1,929	1,121,677

		5,635,297
Thailand - 1.1%
Krung Thai Bank PCL	1,229,300	1,041,033

Turkey - 1.4%
KOC Holding AS	112,211	651,199
Turkcell Iletisim Hizmetleri AS *	111,323	747,568

		1,398,767
United Kingdom - 22.1%
BG Group PLC	46,469	797,156
BHP Billiton PLC	58,203	1,693,560
British American Tobacco PLC	36,356	1,948,354
Direct Line Insurance Group PLC	314,923	975,203
Informa PLC	261,112	2,088,871
Prudential PLC	130,622	2,113,743
Reed Elsevier PLC	103,747	1,231,155
Rexam PLC	260,997	2,091,916
Royal Dutch Shell PLC	71,548	2,314,512
Signet Jewelers Ltd.	17,325	1,170,386
Standard Chartered PLC	63,624	1,646,833
Unilever PLC	74,227	3,139,912

		21,211,601

Total Common Stocks ( Cost $72,471,098 )		93,314,214
INVESTMENT COMPANIES - 1.8%
State Street Institutional U.S. Government Money Market Fund	1,747,796	1,747,796

Total Investment Companies ( Cost $1,747,796 )		1,747,796

TOTAL INVESTMENTS - 99.0% ( Cost $74,218,894 )		95,062,010
NET OTHER ASSETS AND LIABILITIES - 1.0%		917,848

TOTAL NET ASSETS - 100.0%		$95,979,858

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

Sector Allocation as a Percentage of Net Assets
Consumer Discretionary	15%
Consumer Staples	11%
Energy	7%
Financials	19%
Health Care	14%
Industrials	11%
Information Technology	6%
Materials	8%
Money Market Funds	2%
Telecommunication Services	4%
Utilities	2%
Net Other Assets and Liabilities	1%

100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 55.4%
Baird Aggregate Bond Fund		461,623	$5,013,226
DoubleLine Total Return Bond Fund Class I		361,466	4,099,026
Franklin Floating Rate Daily Access Fund Advisor Class		808,291	7,436,278
iShares Barclays 20+ Year Treasury Bond Fund ETF		10,497	1,236,127
iShares Barclays TIPS Bond Fund ETF		2,277	276,086
Metropolitan West Total Return Bond Fund Class I		381,019	4,160,729
PIMCO Investment Grade Corporate Bond Fund Institutional Class		265,773	2,960,711
PIMCO Total Return Fund Institutional Class		142,840	1,605,526
Vanguard Total Bond Market ETF		91,777	7,676,228

			34,463,937
Foreign Bond Funds - 3.0%
TCW Emerging Markets Income Fund Class I		200,847	1,849,797

Foreign Stock Funds - 5.5%
iShares MSCI Canada Index Fund ETF		10,898	310,702
iShares MSCI EAFE Index Fund ETF		2,671	157,536
Market Vectors Agribusiness ETF		2,850	154,327
Matthews Asian Growth and Income Fund Institutional Shares		32,014	622,040
Vanguard Emerging Markets ETF		3,613	154,962
Vanguard FTSE All-World ex-US ETF		29,425	1,364,143
WisdomTree Japan Hedged Equity Fund ETF		14,388	621,274

			3,384,984
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		757,645	757,645

Stock Funds - 35.2%
iShares Core S&P Mid-Cap ETF		15,072	1,734,335
iShares S&P 100 Index Fund ETF		44,353	3,125,112
Schwab Fundamental U.S. Large Company Index Fund		487,581	5,904,606
SPDR S&P 500 ETF Trust		30,042	4,703,075
Vanguard Dividend Appreciation ETF		62,274	4,091,402
Vanguard Health Care ETF		11,595	960,994
Vanguard Information Technology ETF		19,120	1,393,848

			21,913,372

TOTAL INVESTMENTS - 100.3% ( Cost $58,058,372 )			62,369,735
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(169,866)

TOTAL NET ASSETS - 100.0%			$62,199,869

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.5%
Bond Funds - 38.0%
Baird Aggregate Bond Fund		410,581	$4,458,907
DoubleLine Total Return Bond Fund Class I		377,796	4,284,205
Franklin Floating Rate Daily Access Fund Advisor Class		841,928	7,745,739
iShares Barclays 20+ Year Treasury Bond Fund ETF		13,082	1,540,536
iShares Barclays TIPS Bond Fund ETF		2,885	349,806
Metropolitan West Total Return Bond Fund Class I		382,018	4,171,635
PIMCO Investment Grade Corporate Bond Fund Institutional Class		242,829	2,705,116
PIMCO Total Return Fund Institutional Class		150,225	1,688,528
Vanguard Total Bond Market ETF		29,591	2,474,991

			29,419,463
Foreign Bond Funds - 2.5%
TCW Emerging Markets Income Fund Class I		209,130	1,926,084

Foreign Stock Funds - 9.6%
iShares MSCI Canada Index Fund ETF		13,630	388,591
iShares MSCI EAFE Index Fund ETF		3,952	233,089
IVA Worldwide Fund Class I		46,021	776,829
Market Vectors Agribusiness ETF		5,677	307,410
Matthews Asian Growth and Income Fund Institutional Shares		59,924	1,164,316
Vanguard Emerging Markets ETF		4,510	193,434
Vanguard FTSE All-World ex-US ETF		68,444	3,173,064
WisdomTree Japan Hedged Equity Fund ETF		27,008	1,166,205

			7,402,938
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund		805,261	805,261

Stock Funds - 49.4%
iShares Core S&P Mid-Cap ETF		31,338	3,606,064
iShares S&P 100 Index Fund ETF		90,012	6,342,246
Schwab Fundamental U.S. Large Company Index Fund		851,628	10,313,219
SPDR S&P 500 ETF Trust		53,317	8,346,776
Vanguard Dividend Appreciation ETF		86,702	5,696,321
Vanguard Health Care ETF		18,748	1,553,834
Vanguard Information Technology ETF		33,467	2,439,744

			38,298,204

TOTAL INVESTMENTS - 100.5% ( Cost $70,998,142 )			77,851,950
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(365,015)

TOTAL NET ASSETS - 100.0%			$77,486,935

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 27.2%
Baird Aggregate Bond Fund	221,455	$2,404,998
DoubleLine Total Return Bond Fund Class I	213,524	2,421,358
Franklin Floating Rate Daily Access Fund Advisor Class	485,473	4,466,348
iShares Barclays 20+ Year Treasury Bond Fund ETF	9,464	1,114,481
iShares Barclays TIPS Bond Fund ETF	2,051	248,684
Metropolitan West Total Return Bond Fund Class I	193,026	2,107,845
PIMCO Investment Grade Corporate Bond Fund Institutional Class	124,412	1,385,954
PIMCO Total Return Fund Institutional Class	65,655	737,959
Vanguard Total Bond Market ETF	4,028	336,902

		15,224,529
Foreign Bond Funds - 2.0%
TCW Emerging Markets Income Fund Class I	120,921	1,113,681

Foreign Stock Funds - 11.8%
iShares MSCI Canada Index Fund ETF	10,839	309,020
iShares MSCI EAFE Index Fund ETF	3,763	221,942
IVA Worldwide Fund Class I	49,502	835,600
Market Vectors Agribusiness ETF	5,158	279,306
Market Vectors Gold Miners ETF	1,410	53,368
Matthews Asian Growth and Income Fund Institutional Shares	57,567	1,118,529
Vanguard Emerging Markets ETF	3,233	138,663
Vanguard FTSE All-World ex-U.S. ETF	54,171	2,511,367
WisdomTree Japan Hedged Equity Fund ETF	25,928	1,119,571

		6,587,366
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	548,889	548,889

Stock Funds - 57.8%
iShares Core S&P Mid-Cap ETF	28,165	3,240,947
iShares S&P 100 Index Fund ETF	73,676	5,191,211
iShares S&P Global Energy Sector Index Fund ETF	8,338	332,936
Schwab Fundamental U.S. Large Company Index Fund	698,600	8,460,047
SPDR S&P 500 ETF Trust	46,575	7,291,316
Vanguard Dividend Appreciation ETF	68,462	4,497,954
Vanguard Health Care ETF	16,532	1,370,172
Vanguard Information Technology ETF	27,209	1,983,536

		32,368,119

TOTAL INVESTMENTS - 99.8% ( Cost $50,147,215 )		55,842,584
NET OTHER ASSETS AND LIABILITIES - 0.2%		132,622

TOTAL NET ASSETS - 100.0%		$55,975,206

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

| March 31, 2013

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 16.5%
Baird Aggregate Bond Fund	19,384	$210,505
DoubleLine Total Return Bond Fund Class I	22,698	257,399
Franklin Floating Rate Daily Access Fund Advisor Class	53,335	490,684
iShares Barclays 20+ Year Treasury Bond Fund ETF	1,660	195,481
iShares Barclays TIPS Bond Fund ETF	367	44,499
Metropolitan West Total Return Bond Fund Class I	21,192	231,412
PIMCO Investment Grade Corporate Bond Fund Institutional Class	17,519	195,164

		1,625,144
Foreign Bond Funds - 2.0%
TCW Emerging Markets Income Fund Class I	21,163	194,914

Foreign Stock Funds - 14.0%
iShares MSCI Canada Index Fund ETF	2,766	78,859
iShares MSCI EAFE Index Fund ETF	833	49,130
IVA Worldwide Fund Class I	11,647	196,605
Market Vectors Agribusiness ETF	1,358	73,536
Market Vectors Gold Miners ETF	515	19,493
Matthews Asian Growth and Income Fund Institutional Shares	12,126	235,604
Vanguard Emerging Markets ETF	569	24,404
Vanguard FTSE All-World ex-U.S. ETF	10,154	470,739
WisdomTree Japan Hedged Equity Fund ETF	5,465	235,979

		1,384,349
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund	125,735	125,735

Stock Funds - 66.0%
iShares Core S&P Mid-Cap ETF	5,080	584,556
iShares Core S&P Small-Cap ETF	787	68,516
iShares S&P 100 Index Fund ETF	13,767	970,023
iShares S&P Global Energy Sector Index Fund ETF	1,722	68,760
Schwab Fundamental U.S. Large Company Index Fund	157,536	1,907,766
SPDR S&P 500 ETF Trust	9,013	1,410,985
Vanguard Dividend Appreciation ETF	12,617	828,937
Vanguard Health Care ETF	3,088	255,933
Vanguard Information Technology ETF	5,660	412,614

		6,508,090

TOTAL INVESTMENTS - 99.8% ( Cost $8,932,421 )		9,838,232
NET OTHER ASSETS AND LIABILITIES - 0.2%		20,309

TOTAL NET ASSETS - 100.0%		$9,858,541

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

Notes to Portfolios of Investments (unaudited)

1.  Portfolio Valuation:  Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by The Trust’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to fair value any of the investments of these funds. However, an underlying fund may need to fair value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.  The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  Through the period ended March 31, 2013, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2013 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2013
Conservative Allocation	$ 244,342,572	$ -	$ -	$ 244,342,572
Moderate Allocation	406,808,040	-	-	406,808,040
Aggressive Allocation	154,358,232	-	-	154,358,232
Money Market1	1,453,639	46,763,214	-	48,216,853
Core Bond
Asset Backed	-	2,981,183	-	2,981,183
Corporate Notes and Bonds	-	104,342,766	-	104,342,766
Mortgage Backed	-	59,528,722	-	59,528,722
U.S. Government and Agency Obligations	-	198,051,986	-	198,051,986
Investment Companies	15,122,922	-	-	15,122,922
	15,122,922	364,904,657	-	380,027,579
High Income
Corporate Notes and Bonds	-	63,240,996	-	63,240,996
Investment Companies	1,711,578	-	-	1,711,578
	1,711,578	63,240,996	-	64,952,574
Diversified Income
Common Stocks	234,186,855	-	-	234,186,855
Asset Backed	-	607,658	-	607,658
Corporate Notes and Bonds	-	61,847,732	-	61,847,732
Mortgage Backed	-	27,855,203	-	27,855,203
U.S. Government and Agency Obligations	-	67,145,855	-	67,145,855
Investment Companies	14,360,428	-	-	14,360,428
	248,547,283	157,456,448	-	406,003,731
Large Cap Value
Common Stocks	516,044,631	-	-	516,044,631
Investment Companies	22,390,018	-	-	22,390,018
	538,434,649	-	-	538,434,649
Large Cap Growth
Common Stocks	351,609,849	-	-	351,609,849
Investment Companies	8,949,086	-	-	8,949,086
	360,558,935	-	-	360,558,935
Mid Cap
Common Stocks	369,468,585	-	-	369,468,585
Investment Companies	26,854,161	-	-	26,854,161
	396,322,746	-	-	396,322,746
Small Cap
Common Stocks	13,978,322	-	-	13,978,322
Investment Companies	268,096	-	-	268,096
	14,246,418	-	-	14,246,418
International Stock
Common Stocks
Australia	-	2,464,405	-	2,464,405
Belgium	-	3,668,801	-	3,668,801
Brazil	-	882,455	-	882,455
Canada	-	3,427,739	-	3,427,739
Denmark	-	971,164	-	971,164
Finland	-	1,426,854	-	1,426,854
France	-	8,180,373	-	8,180,373
Germany	-	7,697,606	-	7,697,606
Indonesia	943,480	-	-	943,480
Ireland	898,270	-	-	898,270
Italy	-	2,458,991	-	2,458,991
Japan	-	15,433,934	-	15,433,934
Mexico	-	995,724	-	995,724
Netherlands	-	220,111	-	220,111
New Zealand	-	677,940	-	677,940
Norway	-	643,864	-	643,864
Philippines	-	650,176	-	650,176
Russia	-	1,426,215	-	1,426,215
South Africa	-	1,087,050	-	1,087,050
South Korea	-	2,108,276	-	2,108,276
Spain	-	2,688,987	-	2,688,987
Sweden	-	5,075,101	-	5,075,101
Switzerland	-	5,635,297	-	5,635,297
Thailand	-	1,041,033	-	1,041,033
Turkey	-	1,398,767	-	1,398,767
United Kingdom	-	21,211,601	-	21,211,601
Investment Companies	1,747,796	-	-	1,747,796
	3,589,546	91,472,464	-	95,062,010
Target Retirement 2020	62,369,735	-	-	62,369,735
Target Retirement 2030	77,851,950	-	-	77,851,950
Target Retirement 2040	55,842,584	-	-	55,842,584
Target Retirement 2050	9,838,232	-	-	9,838,232
1 At March 31, 2013 all Level 2 securities held are Short Term Investments.

New Accounting Pronouncements:  In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011. The funds have adopted the disclosures required by this update.

In December 2011, IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The funds are currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.  Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets.  At March 31, 2013, investments in securities of the Core Bond and Diversified Income Funds include issues that are illiquid.  Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at March 31, 2013, which includes cost and acquisition date, is as follows:

Core Bond Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,619,347
ERAC USA Finance LLC	12/16/04	4,760,157
Indianapolis Power & Light Co.	10/02/06	3,424,967
WM Wrigley Jr. Co.	6/21/10	3,169,788
		$13,974,259
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost
AbbVie Inc	11/05/12	$1,194,072
American Association of Retired Persons	5/16/02	2,095,478
ERAC USA Finance LLC	12/16/04	2,001,430
Indianapolis Power & Light Co.	10/02/06	1,545,958
WM Wrigley Jr. Co.	6/21/10	1,309,912
		$8,146,850

4.  Discussion of Risk:  For a more detailed discussion of the specific risks associated with investing in the funds, please refer to the applicable most current Ultra Series Fund prospectus. Some of the specific risks (but not all) are listed below.

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including exchange traded funds (“ETFs”). Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs its peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the market. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investments in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

Ultra Series Fund | March 31, 2013

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | March 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date:  May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  May 24, 2013

By: (signature)

Greg Hoppe, Principal Financial Officer

Date:  May 24, 2013